Syntax ETF Trust

One Liberty Plaza, 46th Fl.

New York, NY 10006

March 3, 2020

VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Attention: File Room

Re:	Syntax ETF Trust (the “Registrant”) File Nos. 333-215607 and 811-23227

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information dated February 27, 2020, for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 10 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on February 26, 2020 via EDGAR (Accession No.  0001104659-20-025525).

Any comments or questions with respect to this filing should be directed to my attention at 212-880-0230.

Very truly yours,

/s/ Carly Arison
Carly Arison
Secretary

cc:         Kathleen H. Moriarty, Esq.